Contingent Liabilities, Commitments and Concessions (Power Purchase Agreement, Gas Supply) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands								1 Months Ended											12 Months Ended
	Jan. 02, 2019 ₪ / MWh	Jan. 08, 2018 ₪ / MWh	Dec. 06, 2017 USD ($)	Apr. 06, 2017 USD ($) MW	Apr. 05, 2017 m²	Aug. 10, 2015	Nov. 25, 2012 CubicMeter	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 ILS (₪)	Oct. 31, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Oct. 31, 2016	Jun. 27, 2016 USD ($)	Jul. 31, 2013 MW	Nov. 30, 2012	Nov. 25, 2012 CubicMeter	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) ₪ / MWh	Jan. 03, 2019 USD ($)	Jan. 03, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Jul. 20, 2017 MW	May 25, 2017 USD ($)	May 25, 2017 ILS (₪)	Nov. 30, 2016 ₪ / MWh	Jan. 21, 2016 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | MW																																		333.2
Payment to IEC in satisfaction of service charges																											$ (35,311)		$ (568,364)	$ 22,835
Adjusted system management cost provision allocated to cost of sales																											259,515		267,136	251,666
Increase in payments																											69,314		$ 227,601	$ 280,955
Purchase price																											$ 260,000
Nominal annual Interest rate																											4.94%						4.94%
Component tariff indices																Electricity Authority published four generation component tariff indices, ranging from NIS 333.2 per MWh to NIS 386 per MWh, instead of the single tariff that had previously been used. In January 2015, the Electricity Authority published new tariffs, which reduced the tariff rates by about 10%.
Additional amount of construction agreement paid by Hadara										$ 11,500
Additional amount of construction agreement paid by Hadara in two payments										$ 5,700
Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | MW																333.2
Top of range [Member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | MW																386
Original Option Agreement with Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Original option agreement amount								$ 587
Additional original option agreement amount								$ 213
OPC Hadera, Israel [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement						OPC Hadera will supply steam and electricity during the period commencing upon COD of the power plant and for a period of 18 years thereafter. Subsequent to the date of the report, in January 2019, an amendment was signed to this agreement providing that the period will be 25 years from the COD of the power plant.
OPC Hadera, Israel [Member] | PPA with end users [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																											10 years	10 years
Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of sell surplus gas in a secondary sale																	15.00%
Percentage of granted option to reduce contractual daily quantity																	83.00%
Period of average gas consumption																	three years
Percentage of decrease minimum consumption quantity																	50.00%
Options exercisable period																	The option is exercisable starting from January 1, 2020, but not later than December 31, 2022.
Escrow deposit																																			$ 21,750
OPC-Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																											10 years	10 years
Reduction in generation component tariff																											0.50%	0.50%
Initially proposed tariff reduction														8.00%
Tariffs published by EA | ₪ / MWh																														264							265.2
Effective increase in tariffs																											2.00%	2.00%
OPC-Rotem [Member] | 2018 Tariff Update [Member]
Disclosure of contingent liabilities in business combination [line items]
Effective increase in tariffs		6.70%
OPC-Rotem [Member] | 2018 Tariff Update [Member] | Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | ₪ / MWh	281.6	265
OPC-Rotem [Member] | 2018 Tariff Update [Member] | Top of range [Member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | ₪ / MWh	290.9	281.6
OPC-Rotem [Member] | 2019 Tariff Update [Member]
Disclosure of contingent liabilities in business combination [line items]
Effective increase in tariffs	3.30%
OPC-Rotem [Member] | Israel Electric Company (IEC) [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																											OPC signed a 20 year power purchase agreement (“the PPA”) with Israel Electric Company Ltd. (“IEC”) to purchase capacity and energy from OPC over a period of twenty (20) years from the commencement date of commercial operation (“COD”) of the plant.	OPC signed a 20 year power purchase agreement (“the PPA”) with Israel Electric Company Ltd. (“IEC”) to purchase capacity and energy from OPC over a period of twenty (20) years from the commencement date of commercial operation (“COD”) of the plant.
OPC-Rotem [Member] | Noble Energy Mediterranean Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement							The agreement shall terminate upon the earlier of: June 2029 or until OPC Rotem has consumed the entire contractual quantity.
Cubic meters to be provided in total | CubicMeter							10,600,000,000											10,600,000,000
OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																											16 years from an agreed upon "start date" with an option for extension.	16 years from an agreed upon "start date" with an option for extension.
Bank guarantee in favour of Tamar Partners																											$ 0
OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member] | CPI-linked corporate guarantee [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners																											0
OPC Hadera, Israel [Member] | SerIDOM Servicios Integrados IDOM [Member]
Disclosure of contingent liabilities in business combination [line items]
Cost of contract for power plant																																						$ 156,000
OPC Hadera, Israel [Member] | General Electric International and GE Global Parts [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement															25 years from the date of signing the Service Agreement.
Cost of contract for power plant															$ 42,000
OPC Energy Ltd., Israel [Member]
Disclosure of contingent liabilities in business combination [line items]
Total transaction consideration													$ 300,000
OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement					lease period will be 25 years less one month
Area of lease | m²					68,000
Option expiration period					December 31, 2022
Option divided period					The option period is divided into three periods
Option fees payable | ₪																												₪ 0
OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member] | Tranche 1 [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees payable																			$ 800		$ 800		$ 800		$ 800		$ 433
OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Megawatts of availability under agreement | MW				396
Percentage of shares acquired				95.00%
Total transaction consideration				$ 24,000
Purchase price																															$ 7,000
OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member] | Agreement with the private shareholders [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage share of trustee holds in Tzomet share capital																															5.00%	5.00%
OPC Energy Ltd., Israel [Member] | Ipswich Holdings Netherlands B.V. [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired				47.50%
OPC Energy Ltd., Israel [Member] | Rapac Energy Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired				47.50%
OPC Rotem and OPC Hadera [Member] | Energean agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement			The agreements are valid for 15 years from the date the agreement comes into effect or until completion of the supply of the total contractual quantity from Energean to each of the subsidiaries (OPC Rotem and OPC Hadera ). According to each of the agreements, if after the elapse of 14 years from the date the agreement comes into effect, the contracting company did not take an amount equal to 90% of the total contractual quantity, subject to advance notice, each party may extend the agreement for an additional period which will begin at the end of 15 years from the date the agreement comes into effect until the earlier of: (1) completion of consumption of the total contractual quantity; or (2) at the end of 18 years from the date the agreement comes into effect.
Total financial volume of agreements			$ 1,300,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired																											25.00%						25.00%
Purchase price																											$ 0
Nominal annual Interest rate																											8.00%						8.00%
Deferred Payment Agreement																											$ 0
Period of purchase price																											four-year	four-year
Period of corporate guarantee																											three-year	three-year
PW Power Systems LLC [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of maintenance service for equipment													20 years
TAOZ [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of changes in generation component tariff																		30.00%
EUR [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional amount of construction agreement paid by Hadara | €												€ 10,000
NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional amount of construction agreement paid by Hadara in two payments | ₪											₪ 21,500
NIS [Member] | Original Option Agreement with Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Original option agreement amount | ₪									₪ 2,200
Additional original option agreement amount | ₪									₪ 800
NIS [Member] | Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Escrow deposit | ₪																																				₪ 82,046
NIS [Member] | OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners | ₪																																	₪ 0
NIS [Member] | OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member] | CPI-linked corporate guarantee [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners | ₪																																	₪ 0
NIS [Member] | OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees payable | ₪																												₪ 0
NIS [Member] | OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member] | Tranche 1 [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees payable | ₪																				₪ 3,000		₪ 3,000		₪ 3,000		₪ 3,000		₪ 0
NIS [Member] | OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Purchase price | ₪																																₪ 27,000